Consolidated Balance Sheet Components	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated Balance Sheet Components
7. Consolidated Balance Sheet Components
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2025	2024
	(in thousands)
Computer equipment	$6,007	$6,202
Furniture and office equipment	1,949	1,925
Leasehold improvements	15,665	15,632
Property and equipment, gross	23,621	23,759
Less: accumulated depreciation and amortization	(12,651)	(11,055)
Property and equipment, net	$10,970	$12,704
Depreciation and amortization expenses were $2.5 million, $3.3 million, and $3.6 million for the years ended December 31, 2025, 2024, and 2023, respectively. During the year ended December 31, 2025, the Company disposed of certain property and equipment with an original cost basis of $0.9 million, and accumulated depreciation of $0.8 million. During the year ended December 31, 2024, the Company disposed of certain property and equipment with an original cost basis of $2.7 million, and accumulated depreciation of $2.6 million.
The following table presents our property and equipment, net of depreciation and amortization, by geographic region:

	As of December 31,
	2025	2024
	(in thousands)
Israel	$9,931	$11,586
United States	824	1,091
Rest of world	215	27
Total property and equipment, net	$10,970	$12,704
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2025	2024
	(in thousands)
Accrued expenses	$6,193	$6,348
Customer credits	6,124	6,401
Other	149	1,031
Accrued expenses and other current liabilities	$12,466	$13,780
Other Liabilities, Noncurrent
Other liabilities, noncurrent consisted of the following:

	As of December 31,
	2025	2024
	(in thousands)
Other tax liabilities	$26,145	$21,078
Other liabilities, noncurrent	$26,145	$21,078